Quarterly Report
June 30, 2023
MFS®  Municipal
Intermediate Fund
MIU-Q1

Portfolio of Investments
6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.6%
Alabama - 4.5%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	$355,000	$355,060
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	750,000	729,028
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	215,000	228,620
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	480,000	496,257
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,000,000	1,045,595
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	495,000	512,198
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	185,000	182,769
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	345,000	364,188
Black Belt Energy Gas District, AL, Gas Supply Rev., “B”, 5.25%, 12/01/2053 (Put Date 12/01/2030)	250,000	267,013
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	315,000	314,019
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	1,000,000	1,000,000
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	1,110,000	1,074,732
		$6,569,479
Alaska - 0.3%
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	$360,000	$383,797
Arizona - 2.9%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 4.5%, 7/01/2033	$515,000	$503,649
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 4.43%, 7/01/2033	500,000	481,609
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2026	125,000	129,483
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2042 (Put Date 9/01/2027)	755,000	772,531
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	500,000	511,671
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	155,000	155,602
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	5,000	4,107
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	13,258
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 3.875%, 12/01/2035 (Put Date 8/01/2023)	1,000,000	999,976
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	200,000	204,619
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	245,000	242,304
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	235,700
		$4,254,509
Arkansas - 0.1%
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	$125,000	$123,313
California - 5.4%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$770,000	$805,496
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	635,000	632,314
California Municipal Finance Authority Refunding Rev. (William Jessup University), 5%, 8/01/2027	500,000	498,526
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2034	1,000,000	1,124,119
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B”, 3.6%, 7/01/2051 (Put Date 7/17/2023)	535,000	534,942
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	50,000	50,289
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	20,000	19,273
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2032 (n)	500,000	519,229
California School Finance Authority, Charter School Rev. (Partnerships to Uplift Communities Project), 5%, 8/01/2033	815,000	830,678

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	$90,000	$90,667
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 5%, 10/01/2027	90,000	92,172
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	128,725
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	83,736
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5%, 11/01/2028	275,000	300,568
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	221,000	228,809
University of California Regents, Medical Center Pooled Rev., “P”, 5%, 5/15/2035	630,000	737,348
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2033	1,000,000	1,152,068
		$7,828,959
Colorado - 1.4%
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	$125,000	$120,440
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2037	1,000,000	1,091,670
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2031	750,000	832,720
		$2,044,830
Connecticut - 3.0%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$1,000,000	$927,097
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2031	1,530,000	1,661,710
Connecticut Higher Education Supplemental Loan Authority, “B”, 5%, 11/15/2024	250,000	254,062
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	610,000	645,250
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5%, 10/01/2035 (n)	890,000	890,527
		$4,378,646
District of Columbia - 1.3%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$216,740
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	95,848
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	260,000	247,097
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	250,000	264,521
Metropolitan Washington, D.C., Airport Authority, Airport System Refunding Rev., “A”, 5%, 10/01/2034	1,000,000	1,011,850
		$1,836,056
Florida - 5.5%
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	$500,000	$453,267
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	500,000	466,990
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Hampton Point Apartments), “E”, 5%, 5/01/2026 (Put Date 5/01/2025)	400,000	408,553
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2031	500,000	554,526
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Quail Roost Transit Village I), HUD Section 8, 5%, 9/01/2026 (Put Date 9/01/2025)	500,000	510,227
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	1,000,000	1,081,444
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	918,587
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2033	350,000	373,024
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026	300,000	292,284
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.5%, 9/01/2038	1,000,000	1,144,434
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	82,307
Pompano Beach, FL, Rev. (John Knox Village Project), “A”, 4%, 9/01/2036	550,000	481,901
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	182,657
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.375%, 5/01/2033 (w)	1,000,000	1,003,875
		$7,954,076

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - 4.4%
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	$505,000	$503,779
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	250,000	249,747
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2025	225,000	228,084
Columbus, GA, Medical Center Hospital Authority Rev. Anticipation Certificates (Piedmont Healthcare, Inc. Project), “B”, 5%, 7/01/2054 (Put Date 7/01/2029)	1,000,000	1,082,552
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,035,360
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	500,000	515,795
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	455,000	477,690
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2037	250,000	273,622
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2038	250,000	272,127
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2039	250,000	270,270
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2040	500,000	538,040
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	985,000	1,003,078
		$6,450,144
Guam - 1.3%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$100,000	$103,566
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	5,206
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,221
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,247
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	30,000	26,516
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	274,378
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	105,000	107,059
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	60,764
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	175,000	169,387
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.699%, 10/01/2026	25,000	22,428
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	55,000	45,230
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	66,360
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	112,968
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	137,961
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	385,932
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	302,905
		$1,831,128
Idaho - 0.0%
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project), “A”, 0.7%, 7/01/2024	$60,000	$58,277
Illinois - 5.6%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$245,000	$221,880
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	70,000	72,436
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2041	1,000,000	1,042,798
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2030	500,000	524,968
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	225,000	203,987
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	45,770
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	145,000	147,832
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	45,000	47,101
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	1,000,000	1,082,486
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	100,000	106,233
Chicago, IL, Midway Airport Rev., “A”, 5%, 1/01/2026	135,000	138,648
Chicago, IL, Multi-Family Housing Rev. (Covent Apartments Project), 4%, 9/01/2025 (Put Date 9/01/2024)	132,750	132,947
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2033	400,000	443,195
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2034	200,000	221,103
East Moline, IL, General Obligation, Taxable, BAM, 1.665%, 1/15/2025	250,000	234,242
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2032	655,000	672,386
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	67,592
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.625%, 5/15/2030	855,000	864,380
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-2”, 5.25%, 11/15/2027	60,000	59,927

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-3”, 4.75%, 11/15/2027	$120,000	$119,620
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	75,000	66,358
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	5,000	4,166
Illinois Highway Authority, Toll Rev., “A”, 5%, 1/01/2040	110,000	112,215
Illinois Housing Development Authority Multifamily Housing Rev. (South Shore), GNMA, 4%, 6/01/2026 (Put Date 6/01/2025)	325,000	325,425
Illinois Housing Development Authority, Multi-Family Housing Rev. (Berry Manor), 4%, 9/01/2025 (Put Date 9/01/2024)	500,000	500,405
Southern Illinois University Housing and Auxiliary Facilities System Refunding Rev., “A”, 5%, 4/01/2032	200,000	216,997
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	163,887
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	120,000	132,410
State of Illinois, General Obligation, “A”, 5%, 10/01/2028	100,000	108,181
State of Illinois, Sales Tax Rev., “A”, 5%, 6/15/2027	125,000	129,988
		$8,209,563
Indiana - 3.0%
Beech Grove, IN, Central Schools Building Corp., “B”, 2%, 7/15/2025	$100,000	$96,040
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 4%, 10/01/2031 (Put Date 10/02/2023)	500,000	499,993
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 2.45%, 11/15/2025	30,000	27,599
Indiana Finance Authority Student Housing Rev. (CHF - Tippecanoe, LLC - Student Housing Project), “A”, 5%, 6/01/2038	800,000	830,357
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	205,098
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 5%, 1/01/2030	500,000	547,627
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 5%, 7/01/2030	285,000	314,150
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	1,000,000	1,068,409
Whiting, IN, Environmental Facilities Rev. (BP Products North American, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	750,000	764,974
		$4,354,247
Iowa - 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,738
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	115,000	93,970
		$98,708
Kansas - 1.0%
Kansas Development Finance Authority Rev. (Advent Health Obligated Group Hospital), “B”, 5%, 11/15/2054 (Put Date 11/15/2028)	$530,000	$575,040
Kansas Development Finance Authority Rev. (Advent Health Obligated Group Hospital), ETM, “B”, 5%, 11/15/2054 (Prerefunded 11/15/2028)	70,000	77,500
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	125,000	122,307
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	750,000	747,054
		$1,521,901
Kentucky - 0.4%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	$105,000	$101,939
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2031	500,000	535,606
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2024	10,000	10,208
		$647,753
Louisiana - 0.1%
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	$200,000	$204,291
Maine - 0.7%
State Maine Housing Authority Mortgage Purchase, “B”, 3.125%, 11/15/2054 (Put Date 5/01/2024)	$1,000,000	$995,683
Maryland - 0.8%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2038	$450,000	$456,963
Chestertown, MD, Economic Development Rev., Taxable (Washington College Project), “B”, 1.78%, 3/01/2024	550,000	533,856
Maryland Health & Higher Educational Facilities Authority Rev. (Pooled Loan Program), “B”, VRDN, 2.9%, 4/01/2035	215,000	215,000
		$1,205,819

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - 2.2%
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	$100,000	$98,041
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	85,124
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	45,000	41,488
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, “B”, 4.25%, 7/01/2044	375,000	370,979
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	315,000	289,187
Massachusetts Housing Finance Agency, “D-3”, FHA, 3.35%, 6/01/2027	1,000,000	995,891
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	500,000	529,123
Milton, MA, General Obligation Anticipation Notes, 4.5%, 8/30/2023	739,000	740,216
		$3,150,049
Michigan - 2.4%
Michigan Finance Authority Hospital Rev. (Bronson Healthcare Group Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	$325,000	$337,689
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	30,000	30,444
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	35,000	35,355
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	20,261
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	45,473
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	515,000	523,651
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	110,000	103,094
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	370,000	390,162
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	1,000,000	999,599
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	1,000,000	998,672
		$3,484,400
Minnesota - 2.2%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$117,873
Minneapolis, MN, Health Care System Rev. (Allina Health System), “B”, 5%, 11/15/2053 (Put Date 11/15/2030)	910,000	1,004,404
Minnesota Housing Finance Agency, Rental Housing, “C”, GNMA, 3.8%, 2/01/2025	145,000	145,031
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	230,000	221,331
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2042	1,000,000	954,853
St. Paul, MN, Housing & Redevelopment Authority, Multi-Family Housing Rev. (Dale Street Project), 3.5%, 12/01/2025 (Put Date 6/01/2024)	750,000	744,723
		$3,188,215
Mississippi - 0.1%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$65,727
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	85,000	81,756
		$147,483
Missouri - 0.9%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$152,421
Missouri Health & Educational Facilities Authority Health Facilities Rev. (Saint Luke's Health System, Inc.), 5%, 11/15/2029	655,000	685,208
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	119,790
Poplar Bluff, MO, Transportation Development District Convertible Transporation Sales Tax Refunding Rev., Taxable, “A”, 5%, 12/01/2027	220,000	220,000
Poplar Bluff, MO, Transportation Development District Convertible Transporation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	100,000	96,942
		$1,274,361
Nevada - 0.4%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$455,000	$471,709
Nevada Housing Division, Multi-Unit Housing Rev. (Woodcreek Apartments), 5%, 12/01/2025 (Put Date 12/01/2024)	140,000	141,855
		$613,564

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - 1.1%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$276,832	$271,137
National Finance Authority, NV, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 12/01/2042	1,070,000	1,173,200
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	105,000	108,554
		$1,552,891
New Jersey - 4.1%
Atlantic City, NJ, Tax Appeal Refunding Bonds, 5%, 12/01/2024	$85,000	$84,838
Monmouth County, NJ, Improvement Authority Rev., Governmental Pooled Loan Project Notes, 4%, 3/15/2024	1,000,000	1,004,583
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “PP”, 4%, 6/15/2030 (Prerefunded 6/15/2024)	115,000	115,925
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,000,000	1,125,555
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	220,000	233,330
New Jersey Economic Development Authority Rev. (School Facilities Construction), “SSS”, 5%, 6/15/2035 (w)	1,000,000	1,078,804
New Jersey Economic Development Authority, Water Facilities Rev. (AmericanWater Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	260,000	258,549
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	600,000	593,592
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	65,000	68,938
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2028	54,000	58,459
Salem Country, NJ, Pollution Control Financing Authority Rev. (Philadelphia Electric Co. Project), “A”, 4.45%, 3/01/2025 (Put Date 3/01/2025)	500,000	500,211
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5%, 11/01/2036	410,000	460,287
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5%, 11/01/2037	375,000	417,554
		$6,000,625
New Mexico - 1.2%
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	$1,000,000	$1,003,184
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Tax Exempt, “E”, GNMA, 6.25%, 9/01/2053	555,000	607,844
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	110,000	115,201
		$1,726,229
New York - 5.7%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2032	$300,000	$316,835
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5%, 7/01/2036	750,000	788,956
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	330,000	346,451
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), Tax-Exempt, “A”, 5%, 12/01/2027	685,000	716,949
Long Beach, NY, General Obligation, “B”, BAM, 5.25%, 7/15/2032	200,000	223,618
Metropolitan Transportation Authority, NY, Transportation Refunding Rev. (Climate Bond Certified), “C-1”, 4%, 11/15/2035	500,000	496,127
New York Energy Research and Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	680,000	684,387
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	500,000	480,295
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2026	295,000	307,699
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	950,000	905,654
New York State Housing Finance Agency, Affordable Housing Rev., “G-2”, HUD Section 8, 3.45%, 5/01/2062 (Put Date 5/01/2027)	170,000	168,890
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	500,000	506,176
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	250,000	255,374
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), “A”, 5%, 12/01/2032	270,000	289,724
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2030	750,000	807,866
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	560,000	551,735
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 1.015%, 6/01/2024	500,000	479,690
		$8,326,426

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 1.1%
Greater Asheville Regional Airport Authority, NC, Airport System Rev., AGM, 5.25%, 7/01/2039	$320,000	$351,669
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 1.9%, 7/01/2032	780,000	638,593
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	123,665
North Carolina Turnpike Authority, Triangle Expressway System Rev., Capital Appreciation, 0%, 1/01/2040	985,000	480,792
		$1,594,719
North Dakota - 1.0%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), AGM, 3%, 12/01/2039	$985,000	$807,202
Horace, ND, Temporary Refunding Improvement, “B”, 4%, 1/01/2025	590,000	590,299
		$1,397,501
Ohio - 3.2%
Akron, Bath, & Copley, OH, Joint Township Hospital District, Hospital Rev. (Children's Hospital Medical Center of Akron), “A”, 5%, 11/15/2025	$450,000	$467,135
Allen County, OH, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 10/01/2051 (Put Date 6/04/2030)	500,000	542,857
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Carver Park Phase III Project), FHA, 4%, 6/01/2026 (Put Date 6/01/2025)	350,000	350,140
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	200,000	203,113
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	145,000	143,849
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	170,000	168,523
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	750,000	725,389
Ohio Air Quality Development Authority Rev. (Dayton Power And Light Co. Project), “A”, 4.25%, 11/01/2040 (Put Date 6/01/2027)	500,000	497,977
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2032	600,000	631,425
Ohio Housing Finance Agency Multifamily Housing Rev. (Thornwood Commons), HUD Section 8, 5%, 12/01/2026 (Put Date 12/01/2025)	205,000	210,111
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	615,000	654,624
		$4,595,143
Oklahoma - 0.6%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$355,000	$313,442
Rogers County, OK, Educational Facilities Lease Rev. (Catoosa Public Schools Project), 5%, 9/01/2032	500,000	570,406
		$883,848
Oregon - 1.1%
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.95%, 8/01/2025 (Put Date 5/01/2024)	$225,000	$225,067
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	5,000	4,235
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	10,000	8,732
Oregon Facilities Authority Rev. (Legacy Health Project), “B”, 5%, 6/01/2030	1,000,000	1,099,145
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	103,998
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	125,000	121,655
		$1,562,832
Pennsylvania - 4.2%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	$10,000	$10,255
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	65,000	42,182
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	395,267
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	78,545
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 4.432% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	795,000	710,221
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 4%, 7/01/2045	10,000	7,264
East Bethlehem, PA, Municipal Authority Sewer Rev., 1%, 12/01/2024	150,000	141,995
Indiana County, PA Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2031	440,000	481,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Indiana County, PA Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2032	$450,000	$491,672
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	125,000	125,358
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	500,000	505,709
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2033	1,000,000	1,096,327
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	154,091
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	85,862
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	208,018
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	10,000	8,461
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	290,000	281,193
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	615,000	655,374
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	100,000	99,854
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	500,000	487,837
		$6,067,051
Puerto Rico - 1.7%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	$6,295	$6,030
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	49,801	30,447
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	21,501	21,501
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	43,099	44,163
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	42,709	44,971
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	292,016	312,730
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	40,810	44,573
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	38,698	36,766
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	34,785	32,330
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	29,854	26,792
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	40,591	35,244
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	42,214	35,666
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	500,000	507,268
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	37,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	61,875
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,859
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	97,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	15,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	7,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	33,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	15,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2024 (a)(d)	40,000	15,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	48,750
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	5,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	65,000	24,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	70,000	26,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	7,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	22,500
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	18,750
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	23,000	22,471
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	20,000	19,058
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	164,000	159,878
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	76,000	72,278
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	920

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	$39,000	$36,962
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	2,000	1,921
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	41,000	34,817
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,438
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	597,000	425,896
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	15,000	15,015
		$2,434,869
Rhode Island - 1.2%
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “78-A”, 5.5%, 10/01/2052	$750,000	$790,683
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	1,000,000	972,295
		$1,762,978
South Carolina - 0.5%
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	$335,000	$322,821
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Refunding Rev. (South Carolina Episcopal Home at Still Hopes), “A”, 5%, 4/01/2038	280,000	256,682
South Carolina Ports Authority Rev., 5%, 7/01/2025	135,000	138,280
		$717,783
South Dakota - 0.0%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	$65,000	$62,143
Tennessee - 7.6%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$1,000,316
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	500,000	508,431
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	415,000	392,520
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), ETM, 4%, 4/01/2041 (Prerefunded 4/01/2025)	10,000	10,131
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	773,519
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,026,976
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	70,000	69,771
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	300,000	258,316
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	72,780
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	973,764
Metropolitan Nashville Airport Authority Rev., Airport Improvement, “B”, 5.25%, 7/01/2033	1,150,000	1,307,330
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,120,836
Metropolitan Nashville, TN, Airport Authority Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	290,000	290,050
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	507,223
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	490,987
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	725,207
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	750,000	775,904
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	110,000	110,185
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2027	80,000	80,632
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	645,000	637,116
		$11,131,994
Texas - 5.4%
Arlington, TX, Housing Finance Corp. Multi-Family Housing Rev. (6900 Matlock Road Project), 4.5%, 4/01/2041 (Put Date 4/01/2027)	$500,000	$508,941
Austin, TX, Airport System Rev., 5%, 11/15/2033	1,000,000	1,115,986
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2024	100,000	100,767
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2025	100,000	102,446
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5.25%, 11/01/2030	85,000	85,269

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	$145,000	$143,105
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	186,592
El Paso County, TX, Hospital District Rev., 5%, 8/15/2033	100,000	100,071
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	95,000	107,895
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2038	70,000	78,771
Harlandale, TX, Independent School District, Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	75,000	74,164
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	200,000	198,160
Houston, TX, Airport System Subordinate Lien Rev., “A”, AGM, 5%, 7/01/2038 (w)	665,000	718,779
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Tax and Special Refunding Rev., 4%, 9/01/2027	60,000	61,992
Houston, TX, Independent School District, “A-2”, Texas PSF, 3.5%, 6/01/2039 (Put Date 6/01/2025)	400,000	400,896
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2035	500,000	474,022
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2036	500,000	462,510
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 6/01/2048 (Put Date 6/03/2024)	185,000	185,399
North Texas, TX, Municipal Water District Savine Creek Regional Wastewater System Contract Rev., AGM, 5%, 6/01/2032	500,000	580,264
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	200,000	158,189
Port Houston, TX, First Lien Rev., 4%, 10/01/2038	1,000,000	1,017,257
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	105,000	117,052
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	250,000	276,428
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	75,965
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	128,418
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	335,000	335,462
		$7,794,800
U.S. Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$100,000	$101,217
Utah - 0.7%
Mapleton City, UT, Municipal Energy Sales Tax & Telecommunications Fee Rev., 3%, 6/15/2025	$200,000	$197,016
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 2.5%, 8/21/2051	14,377	12,378
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 5%, 9/21/2052	742,431	739,953
Utah Infrastructure Agency Telecommunications & Franchise Tax Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	119,269
		$1,068,616
Vermont - 2.0%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	$1,700,000	$1,820,318
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, “A”, 5%, 6/15/2032	1,000,000	1,066,136
		$2,886,454
Virginia - 1.7%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.95%, 8/01/2027 (Put Date 5/01/2024)	$75,000	$75,021
Chesapeake, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	305,000	303,780
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 3.95%, 9/01/2038 (Put Date 5/01/2024)	60,000	59,959
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	85,000	84,660
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), “A”, 3.95%, 6/01/2028 (Put Date 5/01/2024)	100,000	100,029
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	95,422
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	180,000	183,100
Virginia Small Business Financing Authority, Environmental Facilities Rev. (Pure Salmon Virginia LLC Project), 3.5%, 11/01/2052 (Put Date 11/01/2023)	1,000,000	997,969

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
York, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	$610,000	$607,561
		$2,507,501
Washington - 1.4%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$210,000	$199,096
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 4%, 6/01/2027	185,000	187,920
Washington Economic Development Finance Authority, Environmental Facilities Refunding Rev. (Mura Cascade ELP LLC Project), 3.9%, 12/01/2042 (Put Date 12/08/2023) (n)	680,000	678,473
Washington Higher Education Facilities Authority Refunding Rev., (Gonzaga University Project), 4%, 4/01/2041	1,000,000	963,686
		$2,029,175
West Virginia - 0.3%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	$200,000	$198,190
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	330,000	314,430
		$512,620
Wisconsin - 3.7%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	$1,000,000	$975,222
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2024	205,000	203,481
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	281,371
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	187,545
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	295,389
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2037	200,000	214,661
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	175,000	178,115
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	400,000	365,984
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027 (Prerefunded 9/15/2023)	150,000	150,172
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	750,000	799,446
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	500,000	513,787
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B2”, 2.25%, 6/01/2027 (n)	55,000	51,041
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	25,000	24,137
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	125,000	121,249
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	105,000	80,194
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.25%, 7/01/2037	670,000	754,018
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	270,000	253,596
		$5,449,408
Total Municipal Bonds		$144,976,074
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$149,000	$132,430
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	500,000	362,224
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	378,198	119,392
Total Bonds		$614,046
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$183,229	$92,302

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.04% (v)	2,127,450	$2,127,876

Other Assets, Less Liabilities - (1.6)%		(2,334,227)
Net Assets - 100.0%		$145,476,071
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,127,876 and $145,682,422, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,643,449, representing 4.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$145,068,376	$—	$145,068,376
U.S. Corporate Bonds	—	614,046	—	614,046
Mutual Funds	2,127,876	—	—	2,127,876
Total	$2,127,876	$145,682,422	$—	$147,810,298
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,049,111	$17,611,341	$18,532,269	$(392)	$85	$2,127,876

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$43,312	$—